Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 6,707,695	$ 2,225,806
Accounts receivable, net	111,066	74,315
Inventories, net	163,993	146,381
Other current assets	222,737	164,410
Amount due from related parties	83,563	106,897
Total current assets	7,289,054	2,717,809
Non-current assets
Property and equipment, net	216,047	178,799
Intangible assets, net	18,952	70,783
Operating leases right-of-use assets	370,607	393,198
Other assets	55,955	81,950
Total non-current assets	661,561	724,730
TOTAL ASSETS	7,950,615	3,442,539
Current liabilities
Accounts payable	1,671,201	1,358,816
Accruals and other payables	1,078,094	826,167
Operating lease liabilities, current	240,090	154,604
Total current liabilities	3,158,296	2,500,088
Non-current liabilities
Operating lease liabilities	135,920	241,179
Total non-current liabilities	652,866	1,309,650
TOTAL LIABILITIES	3,811,162	3,809,738
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid-in capital	28,466,888	8,496,710
Accumulated deficit	(24,755,793)	(9,153,001)
Accumulated other comprehensive income	428,220	288,990
Total shareholders’ equity (deficit)	4,139,453	(367,199)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	7,950,615	3,442,539
Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	89	53
Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	49	49
Officer [Member]
Current liabilities
Amount due to officers and related parties	133,544	133,586
Non-current liabilities
Other liabilities	516,946	994,708
Related Party [Member]
Current liabilities
Amount due to officers and related parties	35,367	26,915
Nonrelated Party [Member]
Non-current liabilities
Other liabilities		$ 73,763